Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Gross deferred tax assets			$ 8,782		$ 8,380	$ 10,297
Gross deferred tax liabilities			(7,558)		(5,319)	(6,920)
Net deferred tax balance	$ 3,061	$ 3,377			3,061	3,377
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	3,061	3,377
Net deferred tax balance related to disposal group held for sale	(6)
Credited/(charged) to income	582	760
Charged to equity	(17)	(101)
Credited/(charged) to other comprehensive income	77	(661)
Impact of business combinations	(2,493)	317
Other movements	20	(3)
Net deferred tax balance at end of period		3,061
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction			83		151
Deferred tax assets			8,699	$ 8,225	8,229
Deferred tax liabilities			(7,475)	$ (5,180)	(5,168)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets			191		137	224
Gross deferred tax liabilities			(622)		(613)	(629)
Net deferred tax balance	(476)	(405)	(431)		(476)	(405)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(476)	(405)
Net deferred tax balance related to disposal group held for sale	1
Credited/(charged) to income	31	(30)
Other movements	13	41
Net deferred tax balance at end of period	(431)	(476)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets			1,233		1,287	1,331
Gross deferred tax liabilities			(5,384)		(2,985)	(4,019)
Net deferred tax balance	(1,698)	(2,688)	(4,151)		(1,698)	(2,688)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(1,698)	(2,688)
Net deferred tax balance related to disposal group held for sale	1
Credited/(charged) to income	378	1,279
Impact of business combinations	(2,874)	322
Other movements	42	(33)
Net deferred tax balance at end of period	(4,151)	(1,698)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets			1,188		1,090	1,839
Gross deferred tax liabilities			(273)		(254)	(358)
Net deferred tax balance	836	1,481	915		836	1,481
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	836	1,481
Credited/(charged) to income	4	(90)
Credited/(charged) to other comprehensive income	69	(592)
Other movements	6	(37)
Net deferred tax balance at end of period	915	836
Inventories [member]
Statement [line items]
Gross deferred tax assets			3,722		3,786	4,160
Gross deferred tax liabilities			(474)		(455)	(511)
Net deferred tax balance	3,331	3,649	3,248		3,331	3,649
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	3,331	3,649
Net deferred tax balance related to disposal group held for sale	(6)
Credited/(charged) to income	(86)	(304)
Other movements	9	14
Net deferred tax balance at end of period	3,248	3,331
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets			273		97	146
Gross deferred tax liabilities			0		(9)
Net deferred tax balance	88	146	273		88	146
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	88	146
Net deferred tax balance related to disposal group held for sale	(1)
Credited/(charged) to income	(113)	(49)
Impact of business combinations	298	(5)
Other movements	1	14
Net deferred tax balance at end of period	273	88
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets			2,175		1,983	2,597
Gross deferred tax liabilities			(805)		(1,003)	(1,403)
Net deferred tax balance	980	1,194	$ 1,370		$ 980	$ 1,194
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	980	1,194
Net deferred tax balance related to disposal group held for sale	(1)
Credited/(charged) to income	368	(46)
Charged to equity	(17)	(101)
Credited/(charged) to other comprehensive income	8	(69)
Impact of business combinations	83
Other movements	(51)	(2)
Net deferred tax balance at end of period	$ 1,370	$ 980